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                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS




 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- OCT. 30, 2006

RiverSource(SM) Diversified Bond Fund - Prospectus (10/30/06)                               S-6495-99 Z
RiverSource(SM) Diversified Bond Fund - Statement of Additional Information (10/30/06)      S-6500 N

Currently Class R2, Class R3, Class R5 and Class W are not available.



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S-6495-6 A (10/06)